SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional disclosures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment item ¥ / $	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment item	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2019 CNY (¥) item ¥ / $	Jan. 01, 2019 CNY (¥)
Currency translation for financial statements presentation
Exchange rate | ¥ / $	6.9618						6.9618
Cash and Restricted Cash
Cash	$ 30,094			¥ 257,789			¥ 209,507
Restricted Cash	12,807			73,226			89,157
Total	42,901			¥ 331,015			298,664
Equity method investments
Impairment losses on equity method investments | $	$ 0		$ 0		$ 0
Segment Reporting
Number of operating segments | segment	1	1	1	1
Number of reportable segments | segment	1	1	1	1
Recently Issued Accounting Standards
ROU assets	$ 4,952						34,476
Lease liabilities	4,431						¥ 30,846
Net income	$ 12,306	¥ 85,680		¥ (863,038)		¥ 480,664
Minimum
Equipment and leasehold improvements
Useful life	3 years	3 years
Maximum
Equipment and leasehold improvements
Useful life	5 years	5 years
ASU 2016-02 | Restatement
Recently Issued Accounting Standards
ROU assets | ¥								¥ 97,610
Lease liabilities | ¥								¥ 92,470
Commodity future contracts
Derivative financial instruments
Outstanding commodity futures contract | item	0			0	0	0	0